UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                         ---------------

Date of reporting period:  MAY 31, 2006
                           ------------

ITEM 1. SCHEDULE OF INVESTMENTS.
PORTFOLIO 21


SCHEDULE OF INVESTMENTS at May 31, 2006 (Unaudited)

   Shares                                                           Value
   ------                                                           -----
COMMON STOCKS - 90.9%

AUTOMOBILES & COMPONENTS - 0.6%
    11,625  Ballard Power
              Systems, Inc. (Canada) (a)<F1>(b)<F2>            $     83,932
    33,000  IMPCO Technologies, Inc. (United States) (a)<F1>        352,770
    55,825  Quantum Fuel Systems Technologies
              Worldwide, Inc. (United States) (a)<F1>               223,300
                                                               ------------
                                                                    660,002
                                                               ------------
BANKS - 7.4%
    38,000  Dexia - Brussels Exchange (Belgium)                     932,447
    10,000  Dexia - Paris Exchange (Belgium)                        245,268
    60,000  ForeningsSparbanken AB (Sweden)                       1,565,794
   165,000  HSBC Holdings PLC (United Kingdom)                    2,865,412
   250,000  UniCredito Italiano SpA  (Italy)                      1,905,465
    76,000  Westpac Banking Corp. (Austrailia)                    1,321,764
                                                               ------------
                                                                  8,836,150
                                                               ------------
CAPITAL GOODS - 11.9%
     3,000  Acciona SA  (Spain)                                     484,526
    70,000  Atlas Copco AB - Class A (Sweden)                     1,898,714
     3,000  Energy Conversion
              Devices, Inc. (United States) (a)<F1>                 119,250
   150,000  Mitsubishi Electric Corp.  (Japan)                    1,226,422
    10,600  Plug Power, Inc. (United States) (a)<F1>                 54,166
    15,000  Schneider Electric SA  (France)                       1,557,140
    28,000  Siemens AG - Registered Shares  (Germany)             2,404,950
    87,000  Skanska AB - Class B (Sweden)                         1,355,766
   140,300  SKF AB - Class B (Sweden)                             2,223,250
     8,000  Suntech Power Holdings
              Co., Ltd. - ADR (China) (a)<F1>                       225,440
    26,000  Trex Co., Inc. (United States) (a)<F1>                  705,900
    41,900  Vestas Wind Systems A/S (Denmark) (a)<F1>             1,082,814
     7,500  Volvo AB - Class B (Sweden)                             367,699
     8,150  Volvo AB - ADR (Sweden)                                 400,899
                                                               ------------
                                                                 14,106,936
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
    43,800  Herman Miller, Inc. (United States)                   1,279,836
   100,000  Tomra Systems ASA  (Norway)                             944,145
                                                               ------------
                                                                  2,223,981
                                                               ------------
CONSUMER DURABLES & APPAREL - 8.5%
    81,000  Electrolux AB - Class B (Sweden)                      2,248,533
    30,000  Interface, Inc. - Class A (United States) (a)<F1>       344,400
    30,450  JM AB (Sweden)                                        2,085,686
    43,000  Koninklijke Philips Electronics
              NV - New York Shares - (Netherlands)                1,359,230
    85,000  Sharp Corp. (Japan)                                   1,419,053
    35,200  Shimano, Inc. (Japan)                                 1,060,574
    35,000  Sony Corp. - ADR (Japan)                              1,580,950
                                                               ------------
                                                                 10,098,426
                                                               ------------
DIVERSIFIED FINANCIALS - 3.5%
     2,600  Deutsche Bank AG - Global Registered
              Shares (Germany) (a)<F1>                              298,116
    14,300  Deutsche Bank AG (Germany)                            1,643,295
    20,100  UBS AG - Global Registered Shares (Switzerland)       2,275,722
                                                               ------------
                                                                  4,217,133
                                                               ------------
FOOD & STAPLES RETAILING - 3.4%
    70,603  Boots Group PLC (United Kingdom)                        931,895
    50,000  United Natural Foods, Inc.
              (United States) (a)<F1>                             1,655,000
    19,600  Whole Foods Market, Inc. (United States)              1,274,000
    10,187  Wild Oats Markets, Inc.
              (United States) (a)<F1>                               162,483
                                                               ------------
                                                                  4,023,378
                                                               ------------
HEALTH CARE EQUIPMENT & SERVICES - 2.4%
    75,000  Baxter International, Inc. (United States)            2,827,500
                                                               ------------
INSURANCE - 7.2%
   110,000  Aviva PLC (United Kingdom)                            1,525,758
   250,000  Friends Provident PLC (United Kingdom)                  829,875
     6,000  Muenchener Rueckversicherungs
              AG - Registered Shares (Germany)                      811,268
   125,000  Sompo Japan Insurance, Inc. (Japan)                   1,595,995
   138,000  Storebrand ASA (Norway)                               1,490,884
    32,000  Swiss Reinsurance (Switzerland)                       2,251,001
                                                               ------------
                                                                  8,504,781
                                                               ------------
MATERIALS - 8.5%
     7,000  Air Liquide (France)                                  1,455,773
    24,900  Air Products & Chemicals, Inc. (United States)        1,614,765
    34,000  Novozymes A/S - Class B (Denmark)                     2,432,127
    35,000  Praxair, Inc. (United States)                         1,844,500
    84,000  Stora Enso OYJ - R Shares (Finland)                   1,175,015
    36,630  Svenska Cellulosa AB - Class B (Sweden)               1,526,098
                                                               ------------
                                                                 10,048,278
                                                               ------------
MEDIA - 0.3%
    60,000  EMI Group PLC (United Kingdom)                          306,605
                                                               ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.2%
    90,200  Bristol-Myers Squibb Co. (United States)              2,214,410
    31,000  Novo-Nordisk A/S - Class B (Denmark)                  1,921,591
    13,800  Novo-Nordisk A/S - ADR (Denmark)                        857,670
                                                               ------------
                                                                  4,993,671
                                                               ------------
REAL ESTATE - 2.5%
    75,000  British Land Co. PLC (United Kingdom)                 1,778,336
    31,170  Potlatch Corp. (United States)                        1,174,174
                                                               ------------
                                                                  2,952,510
                                                               ------------
RETAILING - 4.3%
    32,000  Hennes & Mauritz AB - Class B  (Sweden)               1,157,590
   420,000  Kingfisher PLC (United Kingdom)                       1,778,744
    93,000  Staples, Inc. (United States)                         2,184,570
                                                               ------------
                                                                  5,120,904
                                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
    31,000  Advanced Micro Devices,
              Inc. (United States) (a)<F1>                          957,590
    96,000  STMicroelectronics
              NV - New York Shares - (Switzerland)                1,574,400
                                                               ------------
                                                                  2,531,990
                                                               ------------
SOFTWARE & SERVICES - 1.2%
    49,000  Adobe Systems, Inc. (United States) (a)<F1>           1,402,870
                                                               ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 14.8%
    46,500  Agilent Technologies, Inc.
              (United States) (a)<F1>                             1,622,385
    35,500  Canon, Inc. (Japan)                                   2,485,081
    92,000  Dell, Inc. (United States) (a)<F1>                    2,334,960
    62,300  Hewlett-Packard Co. (United States)                   2,017,274
    40,000  International Business
              Machines Corp. (United States)                      3,196,000
   100,000  NEC Corp. (Japan)                                       602,724
   132,000  Nokia OYJ - ADR (Finland)                             2,834,040
    23,500  Nortel Networks Corp. (Canada) (a)<F1>(b)<F2>            55,930
    30,000  Ricoh Co., Ltd. (Japan)                                 587,787
     7,000  Sunpower Corp. - Class A (United States) (a)<F1>        212,730
    18,500  Telefonaktiebolaget LM Ericsson - ADR (Sweden)          592,555
    78,900  Xerox Corp. (United States) (a)<F1>                   1,083,297
                                                               ------------
                                                                 17,624,763
                                                               ------------
TELECOMMUNICATION SERVICES - 2.7%
   300,000  BT Group PLC (United Kingdom)                         1,320,222
     2,000  Swisscom AG (Switzerland)                               645,318
     9,525  Swisscom AG - ADR (Switzerland) (a)<F1>                 308,800
   315,000  Telstra Corp., Ltd. (Australia)                         881,857
                                                               ------------
                                                                  3,156,197
                                                               ------------
TRANSPORTATION - 1.9%
       315  East Japan Railway Co. (Japan)                        2,254,292
                                                               ------------
UTILITIES - 1.6%
     5,500  Ormat Technologies, Inc. (United States)                204,985
    80,000  Severn Trent PLC (United Kingdom)                     1,686,407
                                                               ------------
                                                                  1,891,392
                                                               ------------
TOTAL COMMON STOCKS (Cost $87,433,754)                          107,781,759
                                                               ------------
PREFERRED STOCKS - 2.1%

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
    22,500  Henkel KGaA (Germany)                                 2,532,551
                                                               ------------
TOTAL PREFERRED STOCKS (Cost $1,862,515)                          2,532,551
                                                               ------------

Principal Amount                                                    Value
----------------                                                    -----
CERTIFICATES OF DEPOSIT - 1.2%
            Permaculture Credit Union CD
    24,284    1.000%, 03/27/2007                                     24,284
            Self-Help Credit Union CD
   100,000    4.280%, 08/20/2006                                    100,000
            ShoreBank Pacific CD
   100,000    3.790%, 06/01/2006                                    100,000
   285,000    3.580%, 08/17/2006                                    285,000
    95,000    4.030%, 11/09/2006                                     95,000
    95,000    3.700%, 01/20/2007                                     95,000
   100,000    4.200%, 03/01/2007                                    100,000
   300,000    4.360%, 03/29/2007                                    300,000
   200,000    4.480%, 04/26/2007                                    200,000
            Wainwright Bank & Trust CD
   100,000    3.800%, 01/18/2007                                    100,000
                                                               ------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,399,284)                   1,399,284
                                                               ------------

  Shares                                                          Value
  ------                                                          -----
SHORT-TERM INVESTMENTS - 5.5%

MONEY MARKET:  5.5%
 6,562,480  Fidelity Money Market Portfolio                       6,562,480
                                                               ------------
TOTAL SHORT TERM INVESTMENTS (Cost $6,562,480)                    6,562,480
                                                               ------------
TOTAL INVESTMENTS  (Cost $97,258,033) - 99.7%                   118,276,074
Other Assets in Excess of Liabilities - 0.3%                        351,305
                                                               ------------
TOTAL NET ASSETS - 100.0%                                      $118,627,379
                                                               ------------
                                                               ------------

ADR   American Depositary Receipt
(a)<F1>     Non-Income Producing Security
(b)<F2>     U.S. Security of Foreign Company

The cost basis of investments for federal income tax purposes at May 31, 2006 was as follows:

Cost of investments*<F3>               $97,258,033
Gross unrealized appreciation           24,943,705
Gross unrealized depreciation           (3,925,665)
                                       -----------
Net unrealized appreciation            $21,018,240
                                       -----------
*<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date  7/26/06
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/ Robert M. Slotky
                                   ---------------------------------
                                   Robert M. Slotky, President

     Date  7/26/06
           -----------------------

     By (Signature and Title)*<F4> /s/ Eric W. Falkeis
                                   ---------------------------------
                                   Eric W. Falkeis, Treasurer

     Date  7/28/06
           ---------------------

*<F4> Print the name and title of each signing officer under his or her signature.